Note 3 - Fair Value Measurements - Assets at Fair Value (Details) - EBP 71-0335111 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total investments	$ 1,513,846,351	$ 1,343,146,217
Mutual Fund [Member]
Total investments	1,180,850,917	1,011,718,764
EBP, Employer, Common Stock [Member]
Total investments	249,539,519	248,051,604
Investments Excluding Common Collective Trusts [Member]
Total investments	1,430,390,436	1,259,770,368
Common Collective Trust [Member]
Total investments	83,455,915	83,375,849
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Total investments	1,180,850,917	1,011,718,764
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
Total investments	$ 249,539,519	$ 248,051,604